Vessels, net and Advances for vessel acquisition (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended
	Mar. 06, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Vessel sale gross price				$ 13,694,000	$ 0
Reversal of impairment loss recognised in profit or loss, property, plant and equipment		$ 0	$ 0	$ 4,400,000	0
Sun Globe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built	2007-built
Vessel sale gross price	$ 14,100,000
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	$ 4,400				$ 0
Vessel Delivery Date	Jun. 05, 2023
Gains on disposals of non-current assets	$ 71